Leases: - Supplemental balance sheet information (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	Dec. 26, 2020	Dec. 28, 2019
Finance lease assets, net, included in property plant and equipment	$ 1,919	$ 2,101
Current portion of long-term debt	872	749
Long-term debt, less current portion	1,172	1,526
Total principal payable on finance leases	$ 2,044	$ 2,275